ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE	NOTE 4 - ACCOUNTS RECEIVABLE
	December 31,
	2021	2020

Trade accounts receivable in respect of mutual funds and portfolio management	$102	$51
	102	$51